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Christopher Sprague
VP, Corporate Counsel
751 Broad Street
Newark, NJ 07102-3714

                                          June 3, 2008

Ms. Michele Roberts, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Prudential Annuities Life Assurance Corporation ("PALAC") - XTra Credit 8 Pre-effective amendment #1 to Registration Statement on Form N-4
File No. 333-150220

Dear Ms. Roberts:

I am responding to your letter to me of May 28, 2008, in which you posed a number of questions and comments on the above-referenced registration statement filing. I set out each of your comments, followed by our response, below. For your convenience, the page numbers to which I refer are the page numbers on the hard-copy printer version of the prospectus as the Edgar page numbers will change. I have also enclosed a courtesy copy of the letter, the filing which includes pre-effective amendment #1, and a black-lined copy of the prospectus showing the changes.

    1. General Comments

       a. SEC Comment: References to the recapture of credit amounts made to account value under certain circumstances, should be deleted from the prospectus, since such recapture is based on a pending exemptive application with the Commission. (These references may be included in the prospectus once an order granting the requested relief has been issued.) The Registrant may describe the pending exemptive application in the prospectus.

          As an example, please see the second and third bullet points on page
          14. Also see page 109-"What is a Medically - Related Surrender and How do I Qualify".

   Our Response: We have deleted the appropriate references to the recapture which we will insert when the exemptive order is approved. In the applicable portions of the prospectus, we propose to state that: "we have applied for an order of

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   exemption from the SEC that, if granted, will allow us to take back (i.e.,
   "recapture") these credits upon return of the Annuity during the "free look" period and with respect to credits granted within 12 months immediately prior to death or a medically- related surrender. Until we receive that SEC order, we will recapture credits only if you return the Annuity during the "free look" period, but will reduce what we recapture by the amount of charges assessed against the credit amounts and by any negative investment experience affecting the credit amounts."

       b. All material state variations must be disclosed in the prospectus; therefore, the Registrant should revise or delete statements that may suggest otherwise. For example, the definition of "free look" (page
          16); the statement that "certain states may have different requirements based on applicable laws" (page 111); and the statement that "certain terms and conditions may differ between jurisdictions once approved" (page 127). In addition, following the reference to state law variations on the cover page, please represent that all material provisions of the annuity are described in the prospectus.

   Our Response: The variations in Annuity contract provisions are primarily related to the state availability of certain contractual or optional benefit features. For example, Fixed Allocations are not available in Maryland, Nevada, New York, North Dakota, Vermont and Washington. The Highest Daily Value Death Benefit is not available in New York. In general, however, we think that an investor needs to consult his/her annuity contract for detailed information on any State-specific differences. In that way, the investor can focus on the contract provisions that are directly applicable to him/her without being distracted by contractual provisions that apply in other states. We have amended the reference to state law variations on the cover page of the prospectus as follows to more accurately reflect our intent: "Administration of the Annuity may vary in accordance with applicable state laws and regulations."

       c. Please provide a clean copy of the Fees and Charges Tables, as they will appear in the prospectus.

   Our Response: A clean copy of the Fees and Charges Tables is set forth in the instant filing.

    2. Front Cover Page

       Since the product has a bonus feature, please disclose prominently (e.g. in bold) that the expenses for the contract with the bonus may be higher than expenses for a contract without a bonus, and that the amount of the credit may be more than offset by the additional fees and charges associated with the bonus.

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   Our Response: We will add the following to the first paragraph:
   "Because this Annuity grants credit amounts with respect to your Purchase Payments, the expenses of this Annuity may be higher than expenses for an annuity without a credit. In addition, the amount of the credits that you receive under this Annuity may be more than offset by the additional fees and charges associated with the credit."

    3. Introduction (pgs12 - 14) (Item 3)

       a. The Registrant should describe how the annuity may be surrendered (and any penalties that may be assessed) or provide appropriate cross- references. In addition, include disclosure regarding the maximum load that may be assessed against any amounts surrendered (or annuitized) and a cross-reference to the expenses section of the prospectus.

   Our Response: We will add the following language to the second to last bullet on page 2 under "Introduction":

       " You may surrender your Annuity at any time, but surrender charges (and penalties) may apply. (See "Access to My Account Value"). The maximum surrender charge under the Annuity is 9%. (See Summary of Fees and Charges.)"

       b. Please provide a cross-reference to more complete disclosure of the free look provision provided elsewhere in the prospectus.

   Our Response: We will add the following language as the penultimate sentence in the third to last bullet under "Introduction" on page 2:

       " More information about the "Free Look" may be found in the Glossary of Terms ("Free Look") and under the section entitled: "May I Return My Annuity if I Change My Mind?"

    4. Summary of Contract Fees and Charges (Page 22) (Item 3)

       a. With regard to the fee tables, please delete as many nonessential words from a column showing fees. Nonessential words could be moved to the left margin of a table under the appropriate charge caption. For example, with regard to the Settlement Service Charge in the table on page 23, the terms "qualified" and "nonqualified" can be moved under the heading "Settlement Service Charge" in the left margin of the table, leaving only the 1.40% and the 1.00% in the column reflecting charges.

   Our Response: We have revised the fee table as set forth in the instant filing.

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       b. With regard to the Optional Benefit Fees and Charges Tables, because the maximum current charges are reflected, and the charges are assessed against different bases, the disclosure in the "Total Annual Charge" column is confusing. Registrant should consider removing the column and disclosing the basis for each charge (where feasible) on the left side of the table.

   Our Response: Registrant has considered the comments in 4(b). Registrant recently agreed to certain revisions in the format of the Tables in filings in December 2007 in response to the Commission's comments. Inasmuch as the format of the Tables is in accordance with the comments made in December 2007, Registrant respectfully believes the Tables should not require further changes.

       c. With regard to the expense examples, (i) the credit should not be reflected in the examples, (ii) information should only be provided for one and three years, because this is a new product, and (iii) the notations in the left margin setting forth the assumptions used to generate the figures should be deleted (i.e. since this information repeats information set forth in the introduction to that table).

   Our Response:

       With regard to the comment in (i): We have revised the examples to show a 6% credit, which is the credit applied to cumulative purchase payments under $100,000. Thus, any purchaser will receive a credit of at least 6%. Registrant respectfully suggests that the examples are more accurate if the credit is included. Given that the receipt of a credit is an inherent part of this product, we think it would be inaccurate to assume in the Expense Examples that no credit is granted.

       With regard to the comment in (ii): The Registrant has removed the information for years 5 and 10.

       With regard to the comment in (iii): Although the assumptions are described above the examples, Registrant believes the information in the tables makes it easier for the reader to understand the examples and therefore respectfully leaves the assumptions as is.

    5. Investment Options, (page 42) (Item 5)

       a. In the third paragraph under "investment options," please revise the last sentence to clarify that prospectuses are provided to investors in the sub-accounts as required by the federal securities laws.

   Our Response: We have revised the last sentence to read as follows:

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   " Prospectuses are provided to investors in the Sub-accounts as required by federal securities laws. The current prospectus and statement of additional information for the underlying Portfolios can also be obtained by calling 1-800-752-6342."

       b. The following disclosure was included: "These Sub-accounts may be offered to new owners at some future date; however, at the present time, there is no intention to do so. We also reserve the right to offer or close this sub-account to all Owners that owned the Annuity prior to close date." Please revise or delete this disclosure, as appropriate.

   Our Response: The language cited has been deleted.

       c. In the last paragraph-there is some redundancy: "If you participate in the Optional Allocation and Rebalancing Program, you may not participate in a Dollar Cost Averaging Program or Automatic Rebalancing Program. We may modify or terminate the Optional Allocation and Rebalancing Program at any time. You may not participate in the Automatic Rebalancing Program or Dollar Cost Averaging Program described in the "Managing Your Account Value" section of this prospectus if you use the Optional Allocation and Rebalancing Program." Please consider revising the disclosure.

   Our Response: We have deleted the underlined language above.

       d. "What are the fixed allocations?" (Page 67)-please define the term "Strips" or provide an appropriate cross - reference.

   Our Response: "Strips" is defined and discussed in the section entitled, " How Does the Market Value Adjustment Work?" (page 42),

    6. Managing Your Annuity, "May I Returned My Annuity If I Change My Mind."(Pages 81/82). -please revise the last sentence on page 81 (which continues on page 82) to state in effect that: "Where required by law, we will return your Purchase Payments if they are greater than your current Account Value."

   Our Response: We have revised the penultimate sentence of that section to read as follows:

       "Where required by law, we will return your Purchase Payments applied during the right to cancel period if they are greater than your current Account Value. Such amounts returned will be less any applicable federal and state income tax withholding."

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    7. "May I make additional purchase payments?" (Page 82)-please disclose those states that do not allow additional purchase payments.

   We have deleted the last sentence of that section because there are currently no state restrictions on additional purchase payments.

    8. Managing your Account Value, "Additional Purchase Payment in Annuity Year 6." (Page 89)-after the first paragraph, there should be another caption to separate the recapture discussion regarding the XTra Credits. In addition, the paragraph that includes the bullet points should be deleted and replaced with the discussion regarding the pending exemptive application (see comment 1(a) above).

   Our Response: We have added the following caption after the first paragraph:

       "Recapture of XTra Credits" We have deleted the following language and inserted the language below:

       DELETE: "The amount of any XTra Credits applied to your Annuity Account Value can be taken back by Prudential Annuities under certain circumstances:

      . any XTra Credits applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity owned) date of death will be taken back;

      . the amount available under the medically-related surrender portion of the Annuity will not include the amount of any XTra Credits payable on Purchase Payments made within 12 months prior to the date of a request under the medically-related surrender provision; and

      . if you elect to "free look" your Annuity, the amount returned to you will not include the amount of any XTra Credits."

          INSERT: "We have filed an application with the SEC that, if granted, will allow us to recapture the XTra Credit amounts under this Annuity
          (a) if you return the Annuity during the "free look" period or (b) if the XTra Credit amount was granted within 12 months immediately before a death that triggers payment of the Annuity's death benefit or (c) if the XTra Credit amount was granted within 12 months immediately prior to your exercise of the medically-related surrender provision of the Annuity. Until we receive such an exemptive order, we will recapture the XTra Credits under this Annuity only if you exercise the free look right, but will adjust the amount we recapture for any charges, and negative investment experience, with respect to the XTra Credit amount."

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    9. Page 90-please revise the following statement as appropriate: (iii) do not count any transfer that solely involves transfer that involves one of our systematic programs, such as asset allocation and automated withdrawals."

   Our Response: We have deleted the language underlined above.

    10."Guaranteed Return Option Plus 2008 (Gro Plus 2008) (page 129)-With respect to the right to increase the charge for GRO Plus 2008 if the charge for new elections of the benefit has increased, please disclose that any increases in charges will not exceed the maximum charges set forth in the fee tables.

   Our Response: We have revised the last sentence of the section entitled "Charges under the Program" on page 51 to read as follows:

       "We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit, but such increases shall not exceed the maximum charges set forth in the 'Your Optional Benefit Fees and Charges' tables".

    11."Key feature-Allocation of Account Value" (page 137)-in the first sentence, there is a reference to a formula set forth in the schedule supplements to the rider. This information needs to be reflected in an appendix to the prospectus. (If it is already included in one of the appendices to the prospectus, the Registrant should provide the appropriate cross-reference.)

   Our Response: We have revised the first sentence of that section on page 50 and page 53 (under "Key feature - Allocation of Account Value") to read as follows:

       "To allow us to make these guarantees, we monitor your Account Value according to the formula that is set forth in the schedule supplement to the rider and that also is set forth in Appendix E to this prospectus."

    12."Other Important Considerations", fourth bullet (page 146)-any asset allocation model that Registrant reserves the right to use should be described in the prospectus.

   Our Response: We deleted the language underlined below:

   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this program. We reserve the right to transfer any Account Value in a prohibited investment option to an eligible investment option you designate. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year. We may also require that you allocate your Account Value according to an asset allocation model.

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    13."Other Important Considerations", last bullet (page 153; continuing on top of page 154)-if Registrant is reserving the right to limit subsequent purchase payments, it should set forth the specific parameters under which the limitations would occur.

   Our Response: This prospectus language echoes language in the Annuity contract itself. Thus, this language has been reviewed and approved by the State insurance departments. This limitation is necessary for us to manage the financial risks incurred in providing the guarantees contained in this benefit. The primary scenario in which we would exercise our right to refuse a purchase payment is that described in the current prospectus language. PALAC needs to retain the right to refuse a purchase payment in that kind of scenario to prevent a customer from "gaming" the benefit, and thereby undermining the actuarial integrity of the benefit.

    14.Please note that we have never exercised this right under this benefit based on gaming. "Election of and Designation under the Program.", first paragraph (page 183)-any eligibility rules and restrictions should be specified in the prospectus.

   Our Response: The eligibility rules are described in the "Election and Designation under the Program" section of each benefit listed below. The following change has been made to each section of the prospectus that has similar language to clarify:

   Page 69: The Spousal Lifetime Five program can be elected at the time that you purchase your Annuity. We also offer existing Owners the option to elect the Spousal Lifetime Five program after the Issue Date of their Annuity, subject to our eligibility rules and restrictions described in this benefit section. Your Account Value as the date of election will be used as a basis to calculate the initial Protected Withdrawal Value and the Annual Income Amount.

   Page 75: Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity. We also offer existing owners (i.e., those who have already acquired their Annuity) the option to elect Highest Daily Lifetime Five after the Issue Date, subject to our eligibility rules and restrictions described in this benefit section. Currently, if you terminate the Highest Daily Lifetime Five benefit, you (a) will not be permitted to re-elect the benefit and (b) may be allowed to elect another lifetime withdrawal benefit only on any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five Benefit.

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   Page 81: Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions described in this benefit section.

   Page 91: Spousal Highest Daily Lifetime Seven can be elected at the time that you purchase your Annuity or after the Issue Date, subject to our eligibility rules and restrictions described in this benefit section.

    15.Page 247, second bullet (top of the page)-clarify that any emergency that exists has to be determined by the Commission. (Section 22(e) of the Investment Company act of 1940).

   Our Response: The language on page 104 will be revised to read as follows:

       "Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

      .   trading on the NYSE is restricted;

      . an emergency exists as determined by the Commission making redemption or valuation of securities held in the separate account impractical; or

      . the SEC, by order, permits the suspension or postponement for the protection of security holders."

    16.General Information, (page 269)-there does not appear to be disclosure regarding the "date and form of organization of the depositor and the name of the State or other jurisdiction under whose laws. It is organized." See item 5(a) (ii).

   Our Response: We revise the first sentence under "Who is Prudential Annuities?" to read as follows: "Prudential Annuities Life Assurance Corporation, a Prudential Financial Company, ("Prudential Annuities") is a stock life insurance company incorporated under the laws of the State of Connecticut on July 26, 1988 and is domiciled in Connecticut with licenses in all 50 states, the District of Columbia and Puerto Rico.

    17.We have made some additional changes to the Living Benefits Programs section which are relatively minor. For your background information, PALAC filed post-effective amendments to its other products to add additional benefits. These new benefits are in the XTra Credit EIGHT prospectus which

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       you reviewed. The changes are merely to conform the language of XTra
       Credit EIGHT to the other products. Those changes are black-lined for your convenience.

Statement of Additional Information (page references are to Edgar copy)

    18.The name of the Registrant should be on the cover page of the SAI.

   Our Response: We have revised the cover page to reflect the name of the Registrant.

    19.For Prudential Annuities, Inc. (Page two)-please indicate the nature of business for this entity unless disclosed elsewhere in the SAI. See
       Item 17 (c).

   Our Response: We have revised page two of the SAI to indicate that the nature of business for Prudential Annuities, Inc. is an insurance holding company.

    20.Please indicate where disclosure responsive to item 20(d) is provided.
       Provide additional disclosure as necessary.

   Our Response: Please be advised that no payments were made by Registrant to an unaffiliated underwriter during the last fiscal year. Prudential Annuities Distributors, Inc., our affiliated principal underwriter, makes payments to both affiliated broker-dealers and unaffiliated broker-dealers. Therefore, such disclosure has not been disclosed in the SAI.

Part C.

    21.Include actual agreements as opposed to "form of" agreements. If an actual agreement is not yet available indicate that it will be filed by subsequent amendment.

   Our Response: Section (b) (4) of the N-4 form states, "the form of each variable annuity contract". We included a form of the contract and the form application with the original filing. The contract numbers are:

       a. Contract ASXT165/CRT (09/01) - 01 et al For XTra Credit EIGHT (representative of contract forms used in each state.)

       b. Schedule Page XT8/CRT (6/08)-4 (representation of schedule page used in each state.

       c. Application ASVAA (3/06) for XTra Credit EIGHT (representative of application form used in each state.)

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       We are also including a copy of the contract rider for the new benefits.

    22.Please clarify documents that are being incorporated by reference.
       Provide appropriate file numbers as well as the exhibit numbers as they are indicated in the filing to which the Registrant is incorporating by reference. Also, revise the letter scheme with regards to Item 24 as appropriate.

   Our Response: We have revised Part C to clarify the documents that are being incorporated by reference, file numbers and exhibit numbers. `

    23.With regard to the following undertaking: "...(d)... ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this registration statement are in the aggregate reasonable in relation to the services rendered, the expenses incurred and the risks assumed by the Prudential Annuities Life Assurance Corporation under the respective facts and circumstances." Please delete the underlined text.

   Our Response: The underlined text has been deleted.

    24.With regard to the Legal Opinion, please explain the basis for incorporating by reference to an older opinion versus filing a new opinion.

   Our Response: A new Legal Opinion has been attached.

    25.Miscellaneous-any exhibits, financial statements, and any other required disclosures not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

   Our Response: All required exhibits, financial statements, and other required disclosure is included in this pre-effective amendment.

Registrant represents as follows:

      . should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

      . the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

      . the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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Along with the filing, we are submitting acceleration requests, seeking effectiveness of this registration statement on June 4, 2008 or as soon as possible thereafter. XTra Credit Eight will offer a companion MVA option that is already registered on Form S-3 (333-136996). Disclosure concerning that MVA option is set forth in the instant XTra Credit Eight prospectus. Thus, we propose to add the XTra Credit Eight prospectus to the Form S-3 registration statement, and seek acceleration of that Form S-3. Other than the addition of the XTra Credit Eight prospectus to that Form S-3, we are not making any changes to the Form S-3.

We appreciate your attention to this filing. If you have any questions, please call Maria McKeon at (860) 716-8888 or me at (973) 802-6997. Mail or deliveries should be addressed to 751 Broad Street, 11/th/ Floor, Newark, NJ 07102.

                                                  Sincerely,

                                                  /s/ Christopher Sprague
                                                  ------------------------------
                                                  Christopher Sprague

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